Quarterly Report
May 31, 2022
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 8.8%
Activision Blizzard, Inc.	31,700	$2,468,796
Alphabet, Inc. Class A (a)	12,423	28,265,307
Alphabet, Inc. Class C (a)	11,445	26,103,527
AT&T, Inc.	295,400	6,289,066
Charter Communications, Inc. Class A (a)	4,800	2,433,264
Comcast Corp. Class A	184,930	8,188,700
DISH Network Corp. Class A (a)	11,017	251,518
Electronic Arts, Inc.	11,421	1,583,522
Fox Corp. Class A	12,603	447,533
Fox Corp. Class B	5,600	183,176
Interpublic Group of Cos., Inc.	15,428	497,244
Live Nation Entertainment, Inc. (a)	5,300	503,765
Lumen Technologies, Inc. (b)	35,987	440,481
Match Group, Inc. (a)	11,500	905,970
Meta Platforms, Inc. Class A (a)	95,607	18,513,339
Netflix, Inc. (a)	18,296	3,612,362
News Corp. Class A	14,614	254,284
News Corp. Class B	3,800	66,804
Omnicom Group, Inc.	8,450	630,454
Paramount Global Class B (b)	25,531	876,479
Take-Two Interactive Software, Inc. (a)	4,500	560,385
T-Mobile US, Inc. (a)	24,450	3,258,940
Twitter, Inc. (a)	33,000	1,306,800
Verizon Communications, Inc.	173,751	8,911,689
Walt Disney Co. (a)	75,738	8,364,505
Warner Bros Discovery, Inc. (a)	91,819	1,694,061
		126,611,971
CONSUMER DISCRETIONARY — 10.8%
Advance Auto Parts, Inc.	2,500	474,650
Amazon.com, Inc. (a)	18,002	43,280,228
Aptiv PLC (a)	11,281	1,198,493
AutoZone, Inc. (a)	788	1,623,004
Bath & Body Works, Inc.	11,546	473,617
Best Buy Co., Inc.	8,913	731,401
Booking Holdings, Inc. (a)	1,708	3,832,000
BorgWarner, Inc.	10,723	432,351
Caesars Entertainment, Inc. (a)	8,800	441,496
CarMax, Inc. (a)	6,697	664,811
Carnival Corp. (a)(b)	31,149	432,348
Chipotle Mexican Grill, Inc. (a)	1,114	1,562,441
D.R. Horton, Inc.	13,479	1,012,947
Darden Restaurants, Inc.	5,317	664,625
Dollar General Corp.	9,587	2,112,400
Dollar Tree, Inc. (a)	8,982	1,440,084
Domino's Pizza, Inc.	1,500	544,755
eBay, Inc.	25,758	1,253,642
Etsy, Inc. (a)(b)	5,200	421,824
Expedia Group, Inc. (a)	5,975	772,747
Ford Motor Co.	161,360	2,207,405
Security Description	Shares	Value
Garmin, Ltd.	6,560	$692,867
General Motors Co. (a)	60,177	2,327,646
Genuine Parts Co.	6,120	836,788
Hasbro, Inc.	5,628	505,113
Hilton Worldwide Holdings, Inc.	11,600	1,633,976
Home Depot, Inc.	43,310	13,112,102
Las Vegas Sands Corp. (a)	14,800	524,808
Lennar Corp. Class A	11,325	908,831
LKQ Corp.	11,800	606,402
Lowe's Cos., Inc.	27,912	5,451,214
Marriott International, Inc. Class A	11,352	1,947,776
McDonald's Corp.	30,815	7,771,851
MGM Resorts International	15,500	542,035
Mohawk Industries, Inc. (a)	2,169	306,827
Newell Brands, Inc.	17,050	365,552
NIKE, Inc. Class B	52,702	6,263,633
Norwegian Cruise Line Holdings, Ltd. (a)	16,300	260,963
NVR, Inc. (a)	140	623,087
O'Reilly Automotive, Inc. (a)	2,820	1,796,819
Penn National Gaming, Inc. (a)	6,700	214,132
Pool Corp.	1,600	637,792
PulteGroup, Inc.	10,343	468,124
PVH Corp.	2,951	209,137
Ralph Lauren Corp.	2,236	226,037
Ross Stores, Inc.	14,444	1,228,029
Royal Caribbean Cruises, Ltd. (a)	8,900	516,823
Starbucks Corp.	47,692	3,743,822
Tapestry, Inc.	11,000	379,500
Target Corp.	19,444	3,147,595
Tesla, Inc. (a)	34,500	26,159,970
TJX Cos., Inc.	49,950	3,175,322
Tractor Supply Co.	4,574	856,985
Ulta Beauty, Inc. (a)	2,100	888,510
Under Armour, Inc. Class A (a)	8,476	89,676
Under Armour, Inc. Class C (a)	9,278	89,997
VF Corp.	13,328	672,531
Whirlpool Corp.	2,359	434,622
Wynn Resorts, Ltd. (a)(b)	4,559	301,350
Yum! Brands, Inc.	11,890	1,444,278
		156,939,791
CONSUMER STAPLES — 6.5%
Altria Group, Inc.	75,670	4,092,990
Archer-Daniels-Midland Co.	23,092	2,097,215
Brown-Forman Corp. Class B	7,127	471,237
Campbell Soup Co.	8,783	420,794
Church & Dwight Co., Inc.	10,100	909,606
Clorox Co.	4,979	723,747
Coca-Cola Co.	160,622	10,180,222
Colgate-Palmolive Co.	34,879	2,748,814
Conagra Brands, Inc.	20,751	682,500
Constellation Brands, Inc. Class A	6,676	1,638,758
Costco Wholesale Corp.	18,434	8,594,300

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	9,563	$2,435,218
General Mills, Inc.	25,122	1,754,772
Hershey Co.	6,015	1,273,436
Hormel Foods Corp.	11,598	564,475
J.M. Smucker Co.	4,255	533,449
Kellogg Co.	10,307	718,810
Kimberly-Clark Corp.	13,973	1,858,688
Kraft Heinz Co.	30,051	1,136,829
Kroger Co.	28,010	1,483,690
Lamb Weston Holdings, Inc.	5,700	385,206
McCormick & Co., Inc.	10,022	929,240
Molson Coors Beverage Co. Class B	7,409	413,719
Mondelez International, Inc. Class A	57,894	3,679,743
Monster Beverage Corp. (a)	15,487	1,380,201
PepsiCo, Inc.	57,138	9,584,900
Philip Morris International, Inc.	64,187	6,819,869
Procter & Gamble Co.	99,313	14,686,406
Sysco Corp.	21,235	1,787,562
Tyson Foods, Inc. Class A	11,691	1,047,631
Walgreens Boots Alliance, Inc.	29,713	1,302,321
Walmart, Inc.	58,699	7,550,452
		93,886,800
ENERGY — 4.8%
APA Corp.	14,370	675,534
Baker Hughes Co.	36,294	1,305,858
Chevron Corp.	79,698	13,920,053
ConocoPhillips	53,027	5,958,114
Coterra Energy, Inc.	33,622	1,154,243
Devon Energy Corp.	26,380	1,975,862
Diamondback Energy, Inc.	7,000	1,064,140
EOG Resources, Inc.	23,963	3,281,972
Exxon Mobil Corp.	173,972	16,701,312
Halliburton Co.	38,167	1,545,764
Hess Corp.	11,144	1,371,492
Kinder Morgan, Inc.	79,576	1,566,851
Marathon Oil Corp.	33,689	1,058,845
Marathon Petroleum Corp.	23,984	2,441,331
Occidental Petroleum Corp.	37,237	2,580,896
ONEOK, Inc.	18,304	1,205,318
Phillips 66	19,792	1,995,232
Pioneer Natural Resources Co.	9,324	2,591,513
Schlumberger NV	57,893	2,660,762
Valero Energy Corp.	16,686	2,162,506
Williams Cos., Inc.	49,610	1,838,547
		69,056,145
FINANCIALS — 11.2%
Aflac, Inc.	25,474	1,542,960
Allstate Corp.	11,767	1,608,431
American Express Co.	25,452	4,296,807
American International Group, Inc.	34,132	2,002,866
Ameriprise Financial, Inc.	4,663	1,288,247
Security Description	Shares	Value
Aon PLC Class A	8,647	$2,383,718
Arthur J Gallagher & Co.	8,600	1,392,684
Assurant, Inc.	2,246	396,846
Bank of America Corp.	294,466	10,954,135
Bank of New York Mellon Corp.	31,291	1,458,474
Berkshire Hathaway, Inc. Class B (a)	75,419	23,830,896
BlackRock, Inc.	5,918	3,959,615
Brown & Brown, Inc.	10,200	605,574
Capital One Financial Corp.	17,568	2,246,244
Cboe Global Markets, Inc.	4,700	527,857
Charles Schwab Corp.	62,189	4,359,449
Chubb, Ltd.	17,841	3,769,625
Cincinnati Financial Corp.	6,005	767,799
Citigroup, Inc.	81,793	4,368,564
Citizens Financial Group, Inc.	16,800	695,184
CME Group, Inc.	14,892	2,960,976
Comerica, Inc.	5,417	450,749
Discover Financial Services	11,977	1,359,270
Everest Re Group, Ltd.	1,600	452,000
FactSet Research Systems, Inc.	1,600	610,848
Fifth Third Bancorp	28,254	1,114,055
First Republic Bank	7,300	1,131,719
Franklin Resources, Inc.	10,551	285,721
Globe Life, Inc.	3,684	359,448
Goldman Sachs Group, Inc.	14,088	4,604,663
Hartford Financial Services Group, Inc.	13,730	995,562
Huntington Bancshares, Inc.	60,065	833,702
Intercontinental Exchange, Inc.	23,525	2,408,725
Invesco, Ltd.	12,889	249,273
JPMorgan Chase & Co.	121,472	16,062,243
KeyCorp.	38,779	774,029
Lincoln National Corp.	7,410	429,261
Loews Corp.	8,312	544,353
M&T Bank Corp.	7,344	1,321,700
MarketAxess Holdings, Inc.	1,500	422,520
Marsh & McLennan Cos., Inc.	20,834	3,332,398
MetLife, Inc.	29,526	1,989,757
Moody's Corp.	6,634	2,000,615
Morgan Stanley	59,261	5,104,743
MSCI, Inc.	3,400	1,503,990
Nasdaq, Inc.	5,025	780,182
Northern Trust Corp.	8,210	917,467
PNC Financial Services Group, Inc.	17,442	3,059,501
Principal Financial Group, Inc.	10,126	738,489
Progressive Corp.	24,152	2,883,266
Prudential Financial, Inc.	15,537	1,650,806
Raymond James Financial, Inc.	7,500	738,675
Regions Financial Corp.	39,343	869,087
S&P Global, Inc.	14,609	5,105,553
Signature Bank	2,600	562,302
State Street Corp. (c)	15,047	1,090,757
SVB Financial Group (a)	2,400	1,172,568

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	22,071	$817,510
T Rowe Price Group, Inc.	9,120	1,159,061
Travelers Cos., Inc.	10,198	1,825,850
Truist Financial Corp.	54,798	2,725,653
US Bancorp	55,730	2,957,591
Wells Fargo & Co.	160,846	7,361,921
Willis Towers Watson PLC	4,928	1,040,153
WR Berkley Corp.	9,150	650,840
Zions Bancorp NA	5,758	328,436
		162,193,963
HEALTH CARE — 14.3%
Abbott Laboratories	73,049	8,580,336
AbbVie, Inc.	72,552	10,691,988
ABIOMED, Inc. (a)	1,800	474,660
Agilent Technologies, Inc.	12,275	1,565,799
Align Technology, Inc. (a)	3,000	832,920
AmerisourceBergen Corp.	6,052	936,789
Amgen, Inc.	23,291	5,979,731
Anthem, Inc.	10,019	5,105,783
Baxter International, Inc.	20,770	1,579,558
Becton Dickinson and Co.	11,777	3,012,557
Biogen, Inc. (a)	6,147	1,229,400
Bio-Rad Laboratories, Inc. Class A (a)	900	484,011
Bio-Techne Corp.	1,700	628,541
Boston Scientific Corp. (a)	58,877	2,414,546
Bristol-Myers Squibb Co.	90,277	6,811,400
Cardinal Health, Inc.	11,124	626,504
Catalent, Inc. (a)	7,200	742,032
Centene Corp. (a)	24,278	1,977,200
Cerner Corp.	11,963	1,134,691
Charles River Laboratories International, Inc. (a)	2,200	514,976
Cigna Corp.	13,384	3,590,793
Cooper Cos., Inc.	2,000	701,480
CVS Health Corp.	54,533	5,276,068
Danaher Corp.	26,278	6,932,662
DaVita, Inc. (a)	2,972	289,740
DENTSPLY SIRONA, Inc.	8,566	338,871
DexCom, Inc. (a)	4,000	1,191,760
Edwards Lifesciences Corp. (a)	26,070	2,629,159
Eli Lilly & Co.	32,862	10,300,265
Gilead Sciences, Inc.	52,146	3,381,668
HCA Healthcare, Inc.	9,900	2,082,960
Henry Schein, Inc. (a)	5,200	445,328
Hologic, Inc. (a)	10,300	775,281
Humana, Inc.	5,317	2,415,141
IDEXX Laboratories, Inc. (a)	3,500	1,370,670
Illumina, Inc. (a)	6,500	1,556,620
Incyte Corp. (a)	8,200	622,298
Intuitive Surgical, Inc. (a)	14,768	3,361,788
IQVIA Holdings, Inc. (a)	8,000	1,722,000
Johnson & Johnson	108,241	19,432,507
Laboratory Corp. of America Holdings	4,047	998,476
McKesson Corp.	5,929	1,948,803
Security Description	Shares	Value
Medtronic PLC	55,504	$5,558,726
Merck & Co., Inc.	104,498	9,616,951
Mettler-Toledo International, Inc. (a)	1,000	1,286,120
Moderna, Inc. (a)	14,800	2,150,884
Molina Healthcare, Inc. (a)	2,400	696,528
Organon & Co.	11,149	423,216
PerkinElmer, Inc.	5,332	798,040
Pfizer, Inc.	230,248	12,212,354
Quest Diagnostics, Inc.	5,058	713,279
Regeneron Pharmaceuticals, Inc. (a)	4,358	2,896,937
ResMed, Inc.	5,900	1,200,414
STERIS PLC	4,100	935,620
Stryker Corp.	13,795	3,234,927
Teleflex, Inc.	2,000	575,480
Thermo Fisher Scientific, Inc.	16,312	9,258,202
UnitedHealth Group, Inc.	38,722	19,236,315
Universal Health Services, Inc. Class B	3,200	398,752
Vertex Pharmaceuticals, Inc. (a)	10,548	2,833,720
Viatris, Inc.	49,672	609,475
Waters Corp. (a)	2,415	791,999
West Pharmaceutical Services, Inc.	3,100	962,178
Zimmer Biomet Holdings, Inc.	8,327	1,000,989
Zoetis, Inc.	19,528	3,337,921
		207,416,787
INDUSTRIALS — 7.7%
3M Co.	23,743	3,544,592
A.O. Smith Corp.	5,200	312,624
Alaska Air Group, Inc. (a)	5,200	250,952
Allegion PLC	3,737	417,236
American Airlines Group, Inc. (a)	28,800	514,656
AMETEK, Inc.	9,301	1,129,792
Boeing Co. (a)	22,124	2,907,094
C.H. Robinson Worldwide, Inc.	5,382	584,001
Carrier Global Corp.	36,079	1,418,265
Caterpillar, Inc.	22,455	4,846,912
Cintas Corp.	3,622	1,442,751
Copart, Inc. (a)	8,800	1,007,864
CSX Corp.	91,977	2,923,949
Cummins, Inc.	5,844	1,222,097
Deere & Co.	11,654	4,169,568
Delta Air Lines, Inc. (a)	25,766	1,074,185
Dover Corp.	5,845	782,704
Eaton Corp. PLC	16,599	2,300,621
Emerson Electric Co.	24,369	2,160,556
Equifax, Inc.	5,095	1,032,145
Expeditors International of Washington, Inc.	6,844	744,901
Fastenal Co.	24,284	1,300,651
FedEx Corp.	10,050	2,257,029
Fortive Corp.	14,781	913,022

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
Fortune Brands Home & Security, Inc.	5,400	$374,490
Generac Holdings, Inc. (a)	2,600	642,408
General Dynamics Corp.	9,489	2,134,171
General Electric Co.	45,193	3,538,160
Honeywell International, Inc.	28,403	5,499,389
Howmet Aerospace, Inc.	16,863	603,190
Huntington Ingalls Industries, Inc.	1,800	378,828
IDEX Corp.	3,100	593,805
Illinois Tool Works, Inc.	11,671	2,428,385
Ingersoll Rand, Inc.	16,791	791,696
Jacobs Engineering Group, Inc.	5,457	764,471
JB Hunt Transport Services, Inc.	3,400	586,772
Johnson Controls International PLC	29,693	1,618,565
L3Harris Technologies, Inc.	8,012	1,930,091
Leidos Holdings, Inc.	5,500	574,750
Lockheed Martin Corp.	9,890	4,352,688
Masco Corp.	9,439	535,097
Nielsen Holdings PLC	14,775	377,649
Nordson Corp.	2,200	479,336
Norfolk Southern Corp.	10,068	2,412,897
Northrop Grumman Corp.	6,186	2,894,862
Old Dominion Freight Line, Inc.	3,900	1,007,136
Otis Worldwide Corp.	17,289	1,286,302
PACCAR, Inc.	13,935	1,210,115
Parker-Hannifin Corp.	5,314	1,446,311
Pentair PLC	7,291	365,789
Quanta Services, Inc.	6,093	725,067
Raytheon Technologies Corp.	61,752	5,873,850
Republic Services, Inc.	8,614	1,152,898
Robert Half International, Inc.	4,374	394,316
Rockwell Automation, Inc.	4,879	1,040,203
Rollins, Inc.	9,325	330,665
Snap-on, Inc.	2,272	504,111
Southwest Airlines Co. (a)	23,527	1,078,948
Stanley Black & Decker, Inc.	6,750	801,157
Textron, Inc.	9,106	594,531
Trane Technologies PLC	10,016	1,382,809
TransDigm Group, Inc. (a)	2,200	1,331,814
Union Pacific Corp.	26,538	5,832,522
United Airlines Holdings, Inc. (a)	13,400	638,242
United Parcel Service, Inc. Class B	30,155	5,495,749
United Rentals, Inc. (a)	3,000	894,540
Verisk Analytics, Inc.	6,700	1,171,964
W.W. Grainger, Inc.	1,812	882,571
Waste Management, Inc.	15,904	2,520,943
Westinghouse Air Brake Technologies Corp.	7,982	753,980
Xylem, Inc.	7,234	609,465
		112,095,865
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 27.0%
Accenture PLC Class A	26,082	$7,784,434
Adobe, Inc. (a)	19,313	8,043,478
Advanced Micro Devices, Inc. (a)	67,423	6,867,707
Akamai Technologies, Inc. (a)	6,734	680,403
Amphenol Corp. Class A	24,660	1,747,408
Analog Devices, Inc.	22,107	3,722,819
ANSYS, Inc. (a)	3,600	937,296
Apple, Inc.	639,618	95,200,743
Applied Materials, Inc.	36,053	4,228,656
Arista Networks, Inc. (a)	9,300	951,204
Autodesk, Inc. (a)	9,170	1,905,067
Automatic Data Processing, Inc.	17,365	3,871,353
Broadcom, Inc.	17,035	9,882,515
Broadridge Financial Solutions, Inc.	4,700	687,234
Cadence Design Systems, Inc. (a)	11,300	1,737,149
CDW Corp.	5,700	968,202
Ceridian HCM Holding, Inc. (a)	5,900	332,170
Cisco Systems, Inc.	174,729	7,871,541
Citrix Systems, Inc.	4,678	471,028
Cognizant Technology Solutions Corp. Class A	21,927	1,637,947
Corning, Inc.	31,250	1,119,375
DXC Technology Co. (a)	8,991	316,663
Enphase Energy, Inc. (a)	5,500	1,024,045
EPAM Systems, Inc. (a)	2,400	812,448
F5, Inc. (a)	2,659	433,523
Fidelity National Information Services, Inc.	25,186	2,631,937
Fiserv, Inc. (a)	24,584	2,462,825
FleetCor Technologies, Inc. (a)	3,200	796,192
Fortinet, Inc. (a)	5,700	1,676,598
Gartner, Inc. (a)	3,400	892,160
Global Payments, Inc.	11,918	1,561,735
Hewlett Packard Enterprise Co.	55,063	858,983
HP, Inc.	44,863	1,742,479
Intel Corp.	168,020	7,463,448
International Business Machines Corp.	36,947	5,129,721
Intuit, Inc.	11,826	4,901,404
IPG Photonics Corp. (a)	1,400	147,686
Jack Henry & Associates, Inc.	3,100	583,172
Juniper Networks, Inc.	14,244	437,006
Keysight Technologies, Inc. (a)	7,700	1,121,120
KLA Corp.	6,273	2,288,704
Lam Research Corp.	5,781	3,006,293
Mastercard, Inc. Class A	35,449	12,686,134
Microchip Technology, Inc.	23,212	1,686,352
Micron Technology, Inc.	46,028	3,398,707
Microsoft Corp.	309,234	84,071,448
Monolithic Power Systems, Inc.	1,700	765,663
Motorola Solutions, Inc.	7,028	1,544,333
NetApp, Inc.	8,943	643,449

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
NortonLifeLock, Inc.	22,603	$550,157
NVIDIA Corp.	102,848	19,203,779
NXP Semiconductors NV	11,000	2,087,360
Oracle Corp.	65,270	4,694,218
Paychex, Inc.	13,231	1,638,395
Paycom Software, Inc. (a)	2,000	568,680
PayPal Holdings, Inc. (a)	48,558	4,137,627
PTC, Inc. (a)	4,400	512,732
Qorvo, Inc. (a)	4,500	502,875
QUALCOMM, Inc.	46,985	6,729,192
Roper Technologies, Inc.	4,335	1,917,977
Salesforce, Inc. (a)	41,005	6,570,641
Seagate Technology Holdings PLC	8,276	700,729
ServiceNow, Inc. (a)	8,200	3,833,254
Skyworks Solutions, Inc.	6,800	740,316
SolarEdge Technologies, Inc. (a)	2,200	600,138
Synopsys, Inc. (a)	6,400	2,042,880
TE Connectivity, Ltd.	13,449	1,740,166
Teledyne Technologies, Inc. (a)	1,926	780,319
Teradyne, Inc. (b)	6,700	732,042
Texas Instruments, Inc.	38,106	6,735,617
Trimble, Inc. (a)	10,400	707,720
Tyler Technologies, Inc. (a)	1,700	604,894
VeriSign, Inc. (a)	4,020	701,691
Visa, Inc. Class A	68,640	14,563,349
Western Digital Corp. (a)	13,106	795,403
Zebra Technologies Corp. Class A (a)	2,200	744,018
		390,868,126
MATERIALS — 2.8%
Air Products & Chemicals, Inc.	9,107	2,241,779
Albemarle Corp.	4,900	1,276,058
Amcor PLC	61,430	804,733
Avery Dennison Corp.	3,618	624,322
Ball Corp.	13,216	936,882
Celanese Corp.	4,500	704,340
CF Industries Holdings, Inc.	8,630	852,385
Corteva, Inc.	30,777	1,927,256
Dow, Inc.	30,410	2,067,272
DuPont de Nemours, Inc.	21,174	1,436,656
Eastman Chemical Co.	5,572	613,812
Ecolab, Inc.	10,489	1,719,252
FMC Corp.	5,222	640,113
Freeport-McMoRan, Inc.	60,564	2,366,841
International Flavors & Fragrances, Inc.	10,744	1,420,034
International Paper Co.	15,108	731,983
Linde PLC (a)	21,129	6,860,164
LyondellBasell Industries NV Class A	11,122	1,270,689
Martin Marietta Materials, Inc.	2,655	901,054
Mosaic Co.	15,516	972,077
Newmont Corp.	32,673	2,216,863
Nucor Corp.	10,706	1,418,117
Security Description	Shares	Value
Packaging Corp. of America	3,700	$581,936
PPG Industries, Inc.	9,788	1,238,084
Sealed Air Corp.	6,569	408,460
Sherwin-Williams Co.	9,861	2,643,142
Vulcan Materials Co.	5,290	872,162
Westrock Co.	11,048	535,718
		40,282,184
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,200	1,028,890
American Tower Corp. REIT	18,782	4,810,634
AvalonBay Communities, Inc. REIT	5,829	1,212,199
Boston Properties, Inc. REIT	6,121	680,533
Camden Property Trust REIT	4,200	602,658
CBRE Group, Inc. Class A (a)	13,808	1,143,855
Crown Castle International Corp. REIT	17,842	3,383,735
Digital Realty Trust, Inc. REIT	11,700	1,633,203
Duke Realty Corp. REIT	15,700	829,431
Equinix, Inc. REIT	3,738	2,568,342
Equity Residential REIT	14,238	1,093,906
Essex Property Trust, Inc. REIT	2,655	753,622
Extra Space Storage, Inc. REIT	5,500	980,100
Federal Realty Investment Trust REIT	2,800	321,916
Healthpeak Properties, Inc. REIT	22,877	679,218
Host Hotels & Resorts, Inc. REIT	28,759	574,892
Iron Mountain, Inc. REIT	11,274	607,669
Kimco Realty Corp. REIT	26,816	634,198
Mid-America Apartment Communities, Inc. REIT	4,700	850,700
Prologis, Inc. REIT	30,745	3,919,373
Public Storage REIT	6,352	2,100,225
Realty Income Corp. REIT	23,700	1,616,814
Regency Centers Corp. REIT	5,799	395,550
SBA Communications Corp. REIT	4,500	1,514,745
Simon Property Group, Inc. REIT	13,435	1,540,323
UDR, Inc. REIT	12,200	583,160
Ventas, Inc. REIT	16,603	942,054
Vornado Realty Trust REIT	6,046	211,368
Welltower, Inc. REIT	18,181	1,619,745
Weyerhaeuser Co. REIT	31,198	1,232,945
		40,066,003
UTILITIES — 3.0%
AES Corp.	29,159	642,664
Alliant Energy Corp.	9,800	625,436
Ameren Corp.	10,856	1,033,383
American Electric Power Co., Inc.	21,143	2,157,220

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	7,600	$1,149,500
Atmos Energy Corp. (b)	5,200	604,812
CenterPoint Energy, Inc.	26,635	853,652
CMS Energy Corp.	12,501	888,071
Consolidated Edison, Inc.	14,800	1,469,048
Constellation Energy Corp.	13,353	828,954
Dominion Energy, Inc.	33,224	2,798,125
DTE Energy Co.	8,039	1,066,856
Duke Energy Corp.	31,791	3,577,123
Edison International	15,305	1,069,973
Entergy Corp.	8,400	1,010,688
Evergy, Inc.	9,399	657,366
Eversource Energy	14,143	1,305,682
Exelon Corp.	40,059	1,968,900
FirstEnergy Corp.	24,429	1,049,470
NextEra Energy, Inc.	80,928	6,125,440
NiSource, Inc.	15,578	489,928
NRG Energy, Inc.	9,498	437,288
Pinnacle West Capital Corp.	4,756	369,303
PPL Corp.	30,356	916,144
Public Service Enterprise Group, Inc.	20,836	1,428,099
Sempra Energy	13,024	2,134,113
Southern Co.	44,184	3,342,962
WEC Energy Group, Inc.	12,887	1,354,037
Xcel Energy, Inc.	22,200	1,672,548
		43,026,785
TOTAL COMMON STOCKS (Cost $312,496,687)		1,442,444,420

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.78% (d) (e)	2,746,888	2,746,888
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,235,814	$2,235,814
TOTAL SHORT-TERM INVESTMENTS (Cost $4,982,702)		4,982,702
TOTAL INVESTMENTS — 100.0% (Cost $317,479,389)		1,447,427,122
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		26,965
NET ASSETS — 100.0%		$1,447,454,087
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended May 31, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended May 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2022.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At May 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	40	06/17/2022	$8,508,527	$8,262,500	$(246,027)

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
May 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,442,444,420	$—	$—	$1,442,444,420
Short-Term Investments	4,982,702	—	—	4,982,702
TOTAL INVESTMENTS	$1,447,427,122	$—	$—	$1,447,427,122
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(246,027)	—	—	(246,027)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(246,027)	$—	$—	$(246,027)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/22	Value at 5/31/22	Dividend Income
State Street Corp.	15,847	$1,472,345	$—	$67,854	$45,753	$(359,487)	15,047	$1,090,757	$25,730
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,985,484	19,985,484	141,341,159	158,579,755	—	—	2,746,888	2,746,888	11,004
State Street Navigator Securities Lending Portfolio II	1,230,063	1,230,063	11,194,594	10,188,843	—	—	2,235,814	2,235,814	1,268
Total		$22,687,892	$152,535,753	$168,836,452	$45,753	$(359,487)		$6,073,459	$38,002
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
May 31, 2022 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of May 31, 2022 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
May 31, 2022 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended May 31, 2022, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2022, are disclosed in the Funds' Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.